Private Placement (Details) - USD ($)			3 Months Ended	6 Months Ended
	Oct. 22, 2020	Oct. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Private Unit price per unit	$ 10.00	$ 10.00
Aggregate purchase price (in Dollars)				$ 2,280,000
Price per unit				$ 10.00
Private Placement [Member]
Private Placement (Details) [Line Items]
Number of units sale (in Shares)	228,000	228,000
Private Unit price per unit	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Aggregate purchase price (in Dollars)		$ 2,280,000
Private purchased units		228,000
Price per unit	$ 10.00	$ 10.00
Warrant, description		Each Private Unit consists of one share of common stock (“Private Share”) and one-half of one warrant (“Private Warrant”).